Organization and Business Operations (Details Textual) $ / shares in Units, ft² in Millions				6 Months Ended	12 Months Ended
	Jun. 15, 2023 USD ($) $ / shares shares	Dec. 13, 2022 USD ($) $ / shares shares	Aug. 25, 2021 USD ($) ft² $ / shares shares	Jun. 30, 2023 USD ($) ft² $ / shares	Dec. 31, 2022 USD ($) ft² $ / shares	Dec. 31, 2021 USD ($) $ / shares	May 27, 2022
Number of Parking Facilities				43	44
Number of Parking Spaces				15,676	15,750
Area of Real Estate Property (Square Foot) | ft²				5.4	5.4
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants and Rights Outstanding				$ 3,319,000	$ 3,319,000	$ 3,319,000
Transaction expenses					0	12,224,000
Settlement of Deferred Management Internalization					0	$ 10,040,000
Color Up to Purchase Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			1,702,128
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 11.75
ClassOfWarrantOrRightMaximumAggregateCashPurchasePriceAllowed			$ 20,000,000
Warrants and Rights Outstanding			3,300,000
Acquisition Of Three Parking Garages [Member]
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			35,000,000
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			98,800,000
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			4,000,000
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-Term Debt			44,500,000
Transaction expenses			12,200,000
Settlement of Deferred Management Internalization			$ 10,000,000
Multilevel Parking Garage In Cincinnati Ohio1 [Member]
Number of Parking Spaces			765
Multilevel Parking Garage In Cincinnati Ohio 2 [Member]
Number of Parking Spaces			1,625
Multilevel Parking Garage In Chicago Illinois [Member]
Number of Parking Spaces			1,154
Area of Real Estate Property (Square Foot) | ft²			1.2
Series 2 Preferred Stock to be Converted into Common Shares [Member] | Scenario, Plan [Member]
Preferred Stock, Shares Subscribed but Unissued (in shares) | shares	46,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 1,000
Preferred Stock, Value, Subscriptions	$ 46,000,000
Conversion of Stock, Shares Issued (in shares) | shares	12,534,060
Preferred Stock, Dividend Rate, Percentage	10.00%
Merger With FWAC [Member]
Business Acquisition, Number of Securities Called by Each Warrant or Right, Benchmark (in shares) | shares		1.5
Business Combination, Acquisition Related Costs				$ 3,000,000	2,100,000
Merger With FWAC [Member] | New MIC Common Stock [Member] | Initial PIPE Investor [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Shares Issued or Issuable, Price Per 1.2 Share (in dollars per share) | $ / shares		$ 10
Merger With FWAC [Member] | Conversion of FWAC Class A Share into New MIC Common Stock [Member]
Business Acquisition, Conversion of Stock, Conversion Ratio		1
Business Acquisition, Conversion of Stock, Share Issued Per Share Converted (in shares) | shares		1
Merger With FWAC [Member] | Conversion of Common Stock into New MIC Common Stock [Member]
Business Acquisition, Conversion of Stock, Conversion Ratio		1.5
Business Acquisition, Conversion of Stock, Share Issued Per Share Converted (in shares) | shares		1
Merger With FWAC [Member] | Conversion of Preferred Stock into New MIC Series 1 and Series A Preferred Stock [Member]
Business Acquisition, Conversion of Stock, Share Issued Per Share Converted (in shares) | shares		1
Mit Merger Agreement [Member] | Organizational Offering And Other Costs [Member]
Business Combination, Acquisition Related Costs					$ 4,600,000
OP Units [Member] | Acquisition Of Three Parking Garages [Member]
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares			7,495,090
Asset Acquisition Share Price | $ / shares			$ 11.75
Asset Acquisition, Consideration Transferred, Total			$ 84,100,000
Mobile Infra Operating Partnership, L.P [Member] | OP Units [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				45.80%	45.80%
Bombe Asset Management LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
OP Units [Member] | Color Up, LLC Loan [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				44.20%	44.20%
OP Units [Member] | HSCP Strategic III, LP [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest				10.00%	10.00%
Retail Site [Member]
Area of Real Estate Property (Square Foot) | ft²				0.2	0.2